Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cash, Uninsured Amount	$ 0	$ 127,000
Cash Equivalents, at Carrying Value, Total	0	0
Selling, General and Administrative Expenses [Member]
Shipping and Handling Costs	1,700,000	2,100,000	$ 2,200,000
Research and Development Expense, Total	1,100,000	1,200,000	1,300,000
Advertising Expense	$ 132,000	$ 196,000	$ 250,000
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years